Other Disclosures - Adjustments to Cash Flow Statement (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Adjustments to Cash Flow Statement
Depreciation, amortization and impairment	kr 259	kr 139	kr 88
Share-based compensation expenses	200	147	91
Other		5
Total adjustments for non-cash transactions	459	291	179
Receivables	306	(1,658)	(768)
Deferred income	513
Other payables	168	440	134
Total changes in working capital	kr 987	kr (1,218)	kr (634)